CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures

	2023 Debentures	2020 Debentures	2020 IsoEnergy Debentures	2022 IsoEnergy Debentures	Total
Fair value at December 31, 2021	$-	$46,910	$25,101	$-	$72,011
Fair value on issuance	-	-	-	5,296	5,296
Fair value adjustment	-	5,705	(2,832)	(159)	2,714
Fair value at December 31, 2022	$-	$52,615	$22,269	$5,137	$80,021
Fair value on issuance	143,702	-	-	-	143,702
Fair value adjustment	14,776	20,158	13,938	1,305	50,177
Settlement with shares	-	(72,773)	-	-	(72,773)
Disposals due to deconsolidation of IsoEnergy	-	-	(36,207)	(6,442)	(42,649)
Fair Value at December 31, 2023	$158,478	$-	$-	$-	$158,478

2023 Debentures
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 31, 2023 and September 22, 2023 are as follows:

	December 31, 2023	September 22, 2023
Volatility	43.00%	45.00%
Expected life	4.7 years	5.0 years
Risk free interest rate	3.84%	4.63%
Expected dividend yield	0%	0%
Credit spread	16.60%	17.16%
Underlying share price of the Company	US$7.00	US$6.12
Conversion exercise price	US$6.76	US$6.76

2020 IsoEnergy Debentures
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 4, 2023 and December 31, 2022 are as follows:

	December 4, 2023	December 31, 2022
Volatility	54.00%	52.80%
Expected life	1.7 years	2.6 years
Risk free interest rate	4.18%	4.27%
Expected dividend yield	0%	0%
Credit spread	22.22%	23.85%
Underlying share price of IsoEnergy	$4.13	$2.91
Conversion exercise price	$0.88	$0.88
Exchange rate (C$:US$)	$0.739	$0.738

2022 IsoEnergy Debentures
Statement [LineItems]
Summary of Detailed Information about Convertible Debentures, Valuation Assumptions	The inputs used in the pricing model as at December 4, 2023 and December 31, 2022 are as follows:

	December 4, 2023	December 31, 2022
Expected Volatility	54.00%	52.80%
Expected life in years	4.0 years	4.9 years
Risk free interest rate	3.96%	3.76%
Expected dividend yield	0%	0%
Credit spread	22.22%	23.85%
Underlying share price of IsoEnergy	$4.13	$2.91
Conversion exercise price	$4.33	$4.33
Exchange rate (C$:US$)	$0.739	$0.738